Consolidated Statements of Operations (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022 [1]	Dec. 31, 2021 [1]
Income Statement [Abstract]
Diluted net profit (loss) attributable to shareholders per ordinary share	$ (3.88)	$ (3.32)	$ (3.73)
Weighted-average ordinary shares used in computing net profit (loss) per share, diluted	1,184,484	663,411	413,192

[1]	Share and per share data in these consolidated financial statements have been retroactively adjusted to reflect the reverse share split effected in November 2023. See Note 13.